Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
25.           Subsequent Events

Other than the shares issued in connection with the earn-out payments as described in note 15b there were no subsequent events that occurred after the balance sheet date through March 9, 2015, the date when the financial statements were issued.